Financial results	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial results

29 Financial results

Transactions in foreign currencies are translated into the respective functional currency of the Company’s subsidiaries at the exchange rates in effect on the transaction dates.

Monetary assets and liabilities denominated and measured in foreign currency on the reporting date are re-translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities measured at fair value in foreign currency are re-translated into the functional currency at the exchange rate on the date on which the fair value was determined. Non-monetary items that are measured based on the historical cost in foreign currencies are translated at the exchange rate on the date of the transaction. The differences in foreign currencies resulting from conversion are recognized in financial income or loss, unless the liability involves a cash flow hedge accounting relationship.

	2024	2023	2022
Financial income
Interest income	1,256	1,469	1,050
Inflation indexation income on tax assets	105	51	16
Adjustment to present value - appropriation	273	139	146
Other	85	19	162
	1,719	1,678	1,374

Financial expenses
Interest expenses	(5,173)	(3,969)	(3,125)
Adjustment to present value - appropriation	(920)	(616)	(581)
Interest expenses on leases	(264)	(281)	(203)
Other	(496)	(723)	(1,157)
	(6,853)	(5,589)	(5,066)

Derivatives and exchange rate variations, net
On financial assets	1,115	(751)	(522)
On financial liabilities	(12,668)	1,351	(50)
Gain on derivatives	66	83	636
Losses on derivatives	(33)	(172)	(597)
	(11,520)	511	(533)

Total	(16,654)	(3,400)	(4,225)

The effects from exchange variations on the Company’s transactions are due to the depreciation of Brazilian real and Mexican peso, according to the following:

	End of year rate			Average rate
								Variation
	2024	2023	Variation	2024	2023	2022	2024/2023	2023/2022
U.S. dollar - Brazilian real	6.1923	4.8413	27.91%	5.3920	4.9953	5.1655	7.94%	-3.29%
Euro - Brazilian real	6.4363	5.3516	20.27%	5.8340	5.4023	5.4420	7.99%	-0.73%
Mexican peso - Brazilian real	0.2986	0.2856	4.55%	0.2940	0.2816	0.2569	4.41%	9.61%
U.S. dollar - Mexican peso	20.7505	16.9596	22.35%	18.1605	17.7913	20.1249	2.08%	-11.60%